Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

August 10, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:         Delaware Group Adviser Funds (the “Registrant”)
File No. 811-07972

Dear Sir or Madam:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of the Registrant.  This Registration Statement is being filed to register Class A and Institutional Class shares of the Delaware Global Real Estate Opportunities Fund (the "Acquiring Fund”), a series of the Registrant, that will be issued to shareholders of The Global Real Estate Securities Portfolio (the "Target Fund"), a series of Delaware Pooled Trust, in connection with a transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.  Shareholder approval is not being requested for this matter.  It is proposed that this filing will become automatically effective on September 9, 2012 pursuant to Rule 488 under the 1933 Act.  A definitive Information Statement/Prospectus will be filed and mailed to Target Fund shareholders shortly thereafter.

This reorganization will be the first step in a two-step transaction.  The second step of the transaction will be the reorganization of the Delaware Global Real Estate Securities Fund, a series of Delaware Group Equity Funds IV, into the Acquiring Fund.  A separate registration statement on Form N-14 is also being filed today by the Registrant in connection with the second step of the transaction.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8554 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Alexander F. Smith
Alexander F. Smith

cc:           Bruce G. Leto
Kathryn R. Williams